Exhibit 99.5

Data Compare Summary (Total)
Run Date - 5/2/2024 7:31:49 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	279	0.36%	279
State	0	279	0.00%	279
Zip	0	279	0.00%	279
Note Date	0	279	0.00%	279
Original Loan Amount	0	279	0.00%	279
Original Term	0	278	0.00%	279
Original Interest Rate	0	279	0.00%	279
Borrower Qualifying FICO	1	279	0.36%	279
Amortization Type	0	279	0.00%	279
Representative FICO	1	279	0.36%	279
Interest Only	0	279	0.00%	279
Lien Position	0	279	0.00%	279
Purpose	0	279	0.00%	279
Contract Sales Price	11	279	3.94%	279
Balloon Flag	0	279	0.00%	279
Original CLTV	2	279	0.72%	279
Original LTV	2	279	0.72%	279
Origination Channel	0	279	0.00%	279
Appraisal Effective Date	0	279	0.00%	279
LTV Valuation Value	2	278	0.72%	279
Investor: Qualifying Total Debt Ratio	5	279	1.79%	279
Initial Rate Lock Date	90	279	32.26%	279
Coborrower Qualifying FICO	1	178	0.56%	279
Amortization Term	0	1	0.00%	279
Occupancy	0	1	0.00%	279
Appraised Value	0	1	0.00%	279
Total	116	6,317	1.84%	279